PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 127.7%
Asset-Backed Securities 22.9%
Automobiles 0.3%
Huntington Bank Auto Credit-Linked Notes, Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.594%(c)	05/20/32		270	$276,010
Collateralized Loan Obligations 20.9%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class D, 144A, 3 Month SOFR + 3.962% (Cap N/A, Floor 3.700%)	8.255(c)	01/20/34		1,100	1,099,513
Barings Euro CLO DAC (Ireland), Series 2024-01A, Class D, 144A, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 4.500%)	7.244(c)	07/20/37	EUR	1,000	1,085,727
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.443(c)	04/20/37		1,000	1,003,537
Carlyle Euro CLO DAC (Ireland), Series 2022-05A, Class CR, 144A, 3 Month EURIBOR + 4.150% (Cap N/A, Floor 4.150%)	6.823(c)	04/25/37	EUR	1,000	1,085,796
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.500(c)	01/25/37		1,500	1,510,439
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class D2R, 144A, 3 Month SOFR + 5.360% (Cap N/A, Floor 5.360%)	9.653(c)	04/20/37		1,000	1,007,037
Harvest CLO DAC (Ireland), Series 32A, Class D, 144A, 3 Month EURIBOR + 3.600% (Cap N/A, Floor 3.600%)	6.273(c)	07/25/37	EUR	1,000	1,084,510
Hayfin Emerald CLO DAC (Ireland), Series 05A, Class DR, 144A, 3 Month EURIBOR + 4.160% (Cap N/A, Floor 4.160%)	6.925(c)	11/17/37	EUR	1,000	1,081,299
Invesco Euro CLO DAC (Ireland), Series 03A, Class DR, 144A, 3 Month EURIBOR + 3.850% (Cap N/A, Floor 3.850%)	6.465(c)	10/30/38	EUR	1,000	1,071,188
KKR CLO Ltd. (United Kingdom), Series 2022-43A, Class DR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.252(c)	01/15/36		2,000	2,014,046
Monument CLO DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.906(c)	05/15/37	EUR	1,500	1,650,806
Nassau Euro CLO DAC (Ireland), Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	6.694(c)	07/20/38	EUR	1,000	1,086,842

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.249%(c)	09/16/31	950	$956,599
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.793(c)	04/20/37	1,000	1,006,994
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class D, 144A, 3 Month SOFR + 5.050% (Cap N/A, Floor 5.050%)	9.343(c)	01/20/36	1,000	1,007,031
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 5.150% (Cap N/A, Floor 5.150%)	9.443(c)	01/20/36	2,000	2,014,051
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class D, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.793(c)	01/20/35	1,000	1,003,765
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.958(c)	04/16/36	1,500	1,505,371
				22,274,551
Consumer Loans 0.8%
Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170	02/15/29	850	872,458
Credit Cards 0.9%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	1,000	1,007,350

Total Asset-Backed Securities (cost $24,118,916)				24,430,369
Commercial Mortgage-Backed Securities 11.8%
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	2.973(cc)	01/10/57	8,000	779,069
Series 2024-V06, Class XD, IO	3.260(cc)	03/15/57	6,000	666,712
Series 2024-V12, Class A3	5.738	12/15/57	230	237,985
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.908(c)	07/15/41	700	696,937
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.008(c)	08/15/26	927	931,048

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BMO Mortgage Trust,
Series 2024-05C3, Class XD, IO, 144A	2.859%(cc)	02/15/57	7,250	$691,027
Series 2024-05C5, Class XD, IO, 144A	2.477(cc)	02/15/57	3,975	355,414

BPR Trust, Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.784(c)	09/15/38	1,000	992,548
BX Commercial Mortgage Trust,
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.812(c)	04/15/40	500	499,687
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	8.010(c)	04/15/40	500	499,687
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.319(c)	02/15/35	1,000	992,863
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	7.260(c)	03/15/30	750	745,322

GS Mortgage Securities Corp. Trust, Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)(c)	6.969	11/18/29	205	205,000
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.859(c)	02/15/42	1,000	992,743
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.933(c)	03/15/36	1,000	959,475
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,000	1,053,927
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.834(c)	05/15/31	1,300	1,287,143

Total Commercial Mortgage-Backed Securities (cost $12,688,318)				12,586,587
Corporate Bonds 51.6%
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(v)	8.750	11/15/30	2,000	2,107,040
Airlines 0.2%
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	200	196,643

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Apparel 0.8%
Wolverine World Wide, Inc., Gtd. Notes, 144A(v)	4.000%	08/15/29		975	$824,590
Auto Parts & Equipment 0.8%
Tenneco, Inc., Sr. Sec’d. Notes, 144A(v)	8.000	11/17/28		900	858,578
Banks 4.1%
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A(v)	5.875	04/30/29		200	206,267
Citigroup, Inc.,
Jr. Sub. Notes, Series CC(v)	7.125(ff)	08/15/29(oo)		470	480,751
Jr. Sub. Notes, Series X(v)	3.875(ff)	02/18/26(oo)		1,233	1,207,212

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		1,000	970,943
Royal Bank of Canada (Canada), Jr. Sub. Notes	7.500(ff)	05/02/84		750	766,875
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	7.250(ff)	07/31/84		785	785,981
					4,418,029
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		175	144,163
Chemicals 2.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A(v)	3.375	09/01/31		300	258,037
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	8.500	01/12/31		400	400,600
Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250	05/15/29	EUR	710	593,319
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	8.750	05/01/28	EUR	1,445	1,562,713
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A(v)	6.750	05/02/34		260	266,825
					3,081,494

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Coal 0.5%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(v)	9.250%	10/01/29	550	$508,877
Commercial Services 0.3%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	50	43,766
Autopistas del Sol SA (Costa Rica), Sr. Sec’d. Notes	7.375	12/30/30	257	253,900
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	20	20,575
				318,241
Computers 0.5%
McAfee Corp., Sr. Unsec’d. Notes, 144A(v)	7.375	02/15/30	575	509,474
Diversified Financial Services 0.8%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(v)	5.750	11/15/31	500	499,297
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29	150	150,477
PennyMac Financial Services, Inc., Gtd. Notes, 144A(v)	5.750	09/15/31	250	237,197
				886,971
Electric 5.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes	7.750	02/02/27	189	187,645
Calpine Corp., Sr. Unsec’d. Notes, 144A(v)	4.625	02/01/29	575	551,741
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28	404	416,625
NRG Energy, Inc., Jr. Sub. Notes, 144A(v)	10.250(ff)	03/15/28(oo)	1,800	1,984,623
Vistra Corp., Jr. Sub. Notes, 144A(v)	7.000(ff)	12/15/26(oo)	2,300	2,327,836
				5,468,470

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.5%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500%	07/31/47		400	$328,752
Sr. Sec’d. Notes, 144A(v)	5.500	07/31/47		300	246,564
					575,316
Entertainment 2.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A(v)	4.625	10/15/29		1,100	1,010,570
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		150	144,005
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		200	197,343
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(v)	6.625	03/01/30		500	471,435
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(v)	5.125	10/01/29		675	647,815
					2,471,168
Foods 2.9%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		225	210,474
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	825	984,552
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	1,325	1,606,495
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(v)	4.125	01/31/30		200	186,361
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		140	140,889
					3,128,771
Forest Products & Paper 0.2%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		200	205,900

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services 1.1%
Chrome Holdco SAS (France), Gtd. Notes	5.000%	05/31/29	EUR	750	$349,863
DaVita, Inc., Gtd. Notes, 144A(v)	3.750	02/15/31		975	847,551
					1,197,414
Holding Companies-Diversified 1.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A(v)	9.500	10/15/31		1,450	1,450,947
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27		100	98,295
Sr. Unsec’d. Notes, 144A(v)	5.000	06/15/29		300	269,250
					367,545
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32		100	75,750
Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32		250	219,428
Iron/Steel 0.5%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(v)	9.250	10/01/28		500	499,260
Leisure Time 1.5%
Carnival Corp.,
Gtd. Notes, 144A(v)	6.000	05/01/29		350	346,787
Sr. Unsec’d. Notes, 144A	5.750	03/15/30		100	99,120

NCL Corp. Ltd., Sr. Sec’d. Notes, 144A(v)	8.125	01/15/29		650	682,279
Viking Cruises Ltd., Gtd. Notes, 144A(v)	5.875	09/15/27		525	522,375
					1,650,561

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging 1.4%
MGM Resorts International, Gtd. Notes(v)	4.750%	10/15/28		1,075	$1,035,362
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(v)	5.625	08/26/28		425	408,531
					1,443,893
Machinery-Diversified 0.6%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		225	233,598
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(v)	11.500	09/01/28		400	402,036
					635,634
Media 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(v)	4.250	02/01/31		548	485,515
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	16,255
Gtd. Notes	7.375	07/01/28		25	17,780
Gtd. Notes	7.750	07/01/26		125	107,974

DISH Network Corp., Sr. Sec’d. Notes, 144A(v)	11.750	11/15/27		1,525	1,606,784
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes	4.875	01/22/30		250	232,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		525	520,188
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,275	2,541,077
					5,528,073
Mining 1.0%
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(v)	6.125	04/01/29		1,050	1,040,288
Oil & Gas 4.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		75	91,617

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(v)	8.875%	01/13/33		350	$360,412
Expand Energy Corp., Gtd. Notes(v)	4.750	02/01/32		850	804,999
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(v)	8.375	11/01/33		975	999,071
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.041(c)	09/30/29		276	271,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29		230	226,284

Petroleos Mexicanos (Mexico), Gtd. Notes, MTN(v)	8.750	06/02/29		300	298,470
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,136	1,291,629
					4,344,022
Packaging & Containers 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		225	227,250
Pharmaceuticals 0.6%
Grifols SA (Spain), Sr. Sec’d. Notes, 144A	7.125	05/01/30	EUR	580	647,762
Pipelines 0.4%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		420	397,515
Real Estate 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28		150	152,828
Howard Hughes Corp. (The), Gtd. Notes, 144A(v)	4.125	02/01/29		575	525,754
					678,582
Real Estate Investment Trusts (REITs) 0.6%
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(v)	3.500	03/15/31		225	150,064

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., (cont’d.)
Gtd. Notes	5.000%	10/15/27		100	$90,233
Sr. Sec’d. Notes, 144A	8.500	02/15/32		25	25,476

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		190	189,722
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		144	153,057
					608,552
Retail 3.6%
Brinker International, Inc., Gtd. Notes, 144A(v)	8.250	07/15/30		825	866,344
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		86	88,628
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		275	291,041
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	1,085	1,291,001
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	625	744,523

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A(v)	4.625	01/15/29		625	576,045
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		25	25,025
					3,882,607
Telecommunications 3.0%
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes	4.950	07/17/30		250	223,830
Frontier Communications Holdings LLC, Sec’d. Notes, 144A	6.750	05/01/29		200	200,910
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A(v)	10.500	05/15/30		525	566,152
Sr. Sec’d. Notes, 144A(v)	11.000	11/15/29		1,100	1,227,332

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	100	112,390
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	382	139,252

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
TalkTalk Telecom Group Ltd. (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250%	09/01/27	GBP	646	$675,093

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		70	71,322
					3,216,281
Transportation 1.2%
XPO, Inc., Gtd. Notes, 144A(v)	7.125	02/01/32		1,225	1,256,552

Total Corporate Bonds (cost $54,308,131)					55,071,641
Floating Rate and Other Loans 34.6%
Advertising 0.2%
Summer (BC) Bidco B LLC (Luxembourg), Extended Facility B1, 3 Month SOFR + 5.260%	9.559(c)	02/15/29		175	174,344
Aerospace & Defense 0.2%
Azorra Soar TLB Finance Limited (Cayman Islands), Initial Term Loan, 3 Month SOFR + 3.500%	7.799(c)	10/18/29		249	249,683
Agriculture 0.5%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	8.689(c)	08/13/30		524	517,739
Airlines 0.2%
Vista Management Holding, Inc., Term B Loan^	—(p)	04/30/31		175	173,688
Auto Parts & Equipment 2.6%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.075(c)	01/28/32		625	616,016
Constellation Automotive Group Ltd. (United Kingdom), Term Loan^	—(p)	02/28/31		1,000	1,059,674

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment (cont’d.)
First Brands Group LLC,
2022-Ii Incremental Termloan, 3 Month SOFR + 5.262%	9.552%(c)	03/30/27	106	$98,456
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	600	540,000
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28	198	191,169
Term B Loan, 3 Month SOFR + 5.100%	9.411(c)	11/17/28	250	242,344
				2,747,659
Beverages 0.2%
Pegasus Bidco BV (Netherlands), 2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.573(c)	07/12/29	192	192,725
Building Materials 0.7%
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	290	290,000
Emerald Debt Merger Sub LLC, Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	6.799(c)	08/04/31	473	467,603
				757,603
Chemicals 1.6%
A-Ap Buyer, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	7.075(c)	09/09/31	175	174,344
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	322	308,971
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.811(c)	08/18/28	346	340,726
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	212	199,416
Nouryon Finance BV (Netherlands), November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.553(c)	04/03/28	188	188,726

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.302%(c)	09/11/31	100	$99,750
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	350	349,125
				1,661,058
Commercial Services 2.6%
Belfor Holdings, Inc., Tranche B3, 1 Month SOFR + 3.000%^	7.325(c)	11/01/30	251	252,550
Belron Finance US LLC, 2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.052(c)	10/16/31	323	322,364
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.939(c)	06/02/28	266	259,687
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	8.299(c)	04/09/31	200	199,251
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.799(c)	01/31/31	149	137,709
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.750%	7.075(c)	06/02/31	149	148,272
Jupiter Buyer, Inc., Initial Term Loan, 1 Month SOFR + 4.750%	9.073(c)	11/01/31	202	201,409
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.313(c)	05/04/28	300	297,555
Neon Maple US Debt Mergersub, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.325(c)	11/17/31	625	621,354
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.425(c)	11/02/27	202	189,560
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	8.299(c)	11/30/30	150	149,026
				2,778,737
Computers 2.0%
Fortress Intermediate, Initial Term Loan, 1 Month SOFR + 3.750%	8.075(c)	06/27/31	478	476,406

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)
Indy US Bidco LLC, Eleventh Amendment Term Loan, 1 Month SOFR + 3.500%	7.825%(c)	03/06/28		207	$206,430
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.323(c)	03/01/29		481	456,804
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29		134	134,232
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	8.175(c)	02/01/28		246	218,520
Sandisk Corp., Term B Loan, 3 Month SOFR + 3.000%	7.330(c)	02/20/32		450	443,250
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	8.041(c)	09/26/31		250	250,000
					2,185,642
Cosmetics/Personal Care 0.4%
Opal US LLC, Term B Loan	—(p)	04/30/32		400	398,000
Distribution/Wholesale 0.3%
Protective Industrial Products, Inc., Term Loan	—(p)	01/31/32		350	335,562
Diversified Financial Services 1.3%
CPI Holdco B, LLC, First Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.575(c)	05/19/31		275	272,938
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	7.075(c)	09/15/31		349	345,197
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.322(c)	03/18/30		445	443,786
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 3.000%	7.319(c)	10/21/31		299	297,754
					1,359,675
Education 0.9%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	10.099(c)	11/27/28	GBP	68	87,272

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Education (cont’d.)
Dukes Education Group Ltd. (United Kingdom), (cont’d.)
Acquisition/Capex Facility 1, SONIA + 5.500%^	10.100%(c)	11/27/28	GBP	61	$78,684
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	10.263(c)	11/27/28	EUR	7	9,561
Facility B, SONIA + 5.500%^	10.142(c)	11/27/28	GBP	25	32,524
Term Loan, 3 Month SOFR + 5.500%^	1.299(c)	11/25/28		544	702,108
Term Loan, 3 Month SOFR + 5.500%^	8.197(c)	11/27/28		34	37,226
Term Loan, 3 Month SOFR + 5.500%^	7.984(c)	11/27/28		18	19,652
					967,027
Electric 0.2%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.750%	8.049(c)	05/01/31		252	247,583
Electronics 0.4%
Ingram Micro, Inc., 2024 Term B Loan, 3 Month SOFR + 2.750%	7.053(c)	09/22/31		207	208,165
Minimax Viking GmbH - MX Holdings US, Inc., Term B Loan^	—(p)	03/31/32		175	174,344
					382,509
Engineering & Construction 0.7%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.325(c)	05/17/28		247	245,036
Brown Group Holding LLC, Initial Term Loan, 1 Month SOFR + 2.500%	6.825(c)	07/01/31		99	98,606
Red SPV LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 2.250%^	6.575(c)	03/15/32		350	350,438
					694,080
Entertainment 1.1%
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 3.750%	8.075(c)	02/15/29		148	148,780
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 3 Month SOFR + 2.250%	6.563(c)	02/06/31		347	344,009
Cinemark USA, Inc., Term B Loan, 3 Month SOFR + 2.750%	7.068(c)	05/24/30		247	247,268

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
ECL Entertainment LLC, Term B Loan, 1 Month SOFR + 3.500%	7.825%(c)	08/31/30	74	$74,810
Entain PLC (United Kingdom), Facility B3, 3 Month SOFR + 2.750%	7.053(c)	10/31/29	347	347,462
				1,162,329
Environmental Control 1.8%
Action Environmental Group, Inc. (The), 2024 Term Loan B-4th Amendment, 3 Month SOFR + 3.750%^	8.049(c)	10/24/30	491	493,866
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)	03/03/32	450	446,437
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 4.000%	8.303(c)	10/17/30	75	74,436
Madison Iaq LLC,
Initial Term Loan, 6 Month SOFR + 2.500%	6.762(c)	06/21/28	197	195,016
Loan^	—(p)	04/30/32	275	272,250

Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 3.500%	7.799(c)	10/24/31	200	199,812
WIN Waste Innovations Holdings, Inc., New Term B-1 Loan, 1 Month SOFR + 3.864%	8.189(c)	03/24/28	235	232,650
				1,914,467
Foods 0.0%
UTZ Quality Foods LLC, Term B Loan, 1 Month SOFR + 2.500%	6.825(c)	01/29/32	25	24,925
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31	150	149,157
Hand/Machine Tools 0.5%
Alliance Laundry Systems LLC, Initial Term B Loan, 3 Month SOFR + 2.750%	7.072(c)	08/19/31	350	348,687
Madison Safety & Flow LLC, 2025 Incremental Term B, 1 Month SOFR + 2.750%	7.075(c)	09/26/31	150	149,438
				498,125

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare & Pharmaceuticals 0.1%
Loire Finco Luxembourg Sarl (Luxembourg), Term B Loan	— %(p)	01/31/30	150	$149,250
Healthcare-Services 0.8%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.052(c)	05/16/31	249	240,729
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.825(c)	02/21/31	248	246,286
Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.250%	8.802(c)	11/20/26	499	411,743
				898,758
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30	314	304,059
Home Furnishings 0.2%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.675(c)	06/29/28	250	228,573
Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.299(c)	07/08/31	197	170,383
Insurance 0.7%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.325(c)	11/06/30	272	269,997
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	7.825(c)	02/14/31	266	266,188
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	8.675(c)	08/21/28	197	195,015
				731,200

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Internet 0.2%
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	8.575%(c)	05/03/28	156	$148,229
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.575(c)	12/31/31	105	96,180
				244,409
Investment Companies 1.6%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29	1,280	1,703,396
Leisure Time 1.1%
International Park Holdings BV (Netherlands), Term Loan, 3 Month SOFR + 5.500%^	8.099(c)	01/30/32	500	528,676
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.325(c)	05/01/31	449	451,116
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	8.047(c)	02/20/30	149	148,206
				1,127,998
Machinery-Diversified 1.3%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan^	1.000	12/21/29	145	146,182
Initial Term Loan, 3 Month SOFR + 6.000%	10.303(c)	12/21/29	255	258,682

Hyster-Yale Group, Inc., Term Loan B Facility, 1 Month SOFR + 3.614%	7.939(c)	05/26/28	346	345,081
Innio Group Holding GmbH, 2025 Amended Facility B (USD), 3 Month SOFR + 2.500%	6.808(c)	11/02/28	124	123,595
TK Elevator US Newco, Inc. (Germany), Facility B2 (USD), 6 Month SOFR + 3.500%	7.737(c)	04/30/30	518	517,653
				1,391,193
Media 0.8%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.819(c)	01/18/28	247	239,446

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%^	8.549%(c)	06/24/29	192	$188,197
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	7.939(c)	01/31/29	397	384,428
				812,071
Metal Fabricate/Hardware 1.0%
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.825(c)	08/16/29	296	296,039
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	267	264,627
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.819(c)	10/12/28	299	299,246
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	10.310(c)	03/01/30	219	218,827
				1,078,739
Mining 0.5%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	7.075(c)	08/18/30	266	263,662
Covia Holdings Corp., Initial Term Loan, 3 Month SOFR + 3.250%	7.568(c)	02/26/32	225	224,156
				487,818
Miscellaneous Manufacturing 0.2%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%^	7.939(c)	11/30/28	247	247,133
Oil & Gas 0.2%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	8.049(c)	07/09/31	199	198,005
Oil & Gas Services 0.2%
MRC Global (US), Inc., Term Loan, 6 Month SOFR + 3.500%^	7.931(c)	10/29/31	250	250,000

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers 0.2%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	7.825%(c)	03/22/29	74	$74,345
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	8.049(c)	09/15/28	198	190,698
				265,043
Pharmaceuticals 1.3%
Asterix Holdco GmbH (Germany), Term B-2 Loan^	—(p)	03/29/32	500	537,271
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%^	8.399(c)	10/01/27	251	232,236
IVC Acquisition Ltd. (United Kingdom), Term B Loan	—(p)	12/12/28	350	451,359
Sharp Services LLC, Tranche D Term Loan, 3 Month SOFR + 3.250%	7.549(c)	12/31/28	192	191,955
				1,412,821
Pipelines 0.3%
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.750%	7.049(c)	08/20/31	149	148,255
Rockpoint Gas Storage Partners LP (Canada), Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	09/18/31	206	205,220
				353,475
Real Estate Investment Trusts (REITs) 0.3%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%	7.825(c)	05/09/29	359	358,557
Retail 1.3%
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	11/01/31	399	348,925
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.575(c)	01/23/32	177	176,350
Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	6.825(c)	06/11/31	498	484,441
Johnstone Supply LLC, Term B Loan, 1 Month SOFR + 2.500%	6.822(c)	06/09/31	124	123,287

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
Peer Holding III BV (Netherlands),
Term B-4 Loan	— %(p)	10/26/30	175	$174,123
Term B-5 Loan	—(p)	07/01/31	100	99,542
				1,406,668
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., Term B Loan, 1 Month SOFR + 3.000%^	7.322(c)	06/14/30	248	248,827
Software 2.4%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.325(c)	02/15/29	276	272,885
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.291(c)	07/30/31	372	364,776
Bracket Intermediate Holding Corp., 2024 Repriced Term B Loan, 3 Month SOFR + 4.250%	8.549(c)	05/08/28	246	246,667
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	7.073(c)	05/01/31	347	343,910
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.825(c)	01/30/32	625	617,656
Inmar, Inc., Initial Term Loan, 3 Month SOFR + 5.000%	9.312(c)	10/30/31	273	272,696
Renaissance Holding Corp., 2024-2 Term Loan, 1 Month SOFR + 4.000%	8.325(c)	04/05/30	247	242,026
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.825(c)	12/21/29	248	246,159
				2,606,775
Telecommunications 0.7%
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.052(c)	08/01/29	310	273,388

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Qualitytech, LP, Term Loan, 1 Month SOFR + 3.500%^	7.814%(c)	10/30/31		400	$399,000
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%	9.175(c)	10/01/31		75	75,469
					747,857

Total Floating Rate and Other Loans (cost $37,171,173)					36,995,325
Residential Mortgage-Backed Securities 4.0%
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	05/26/66	EUR	600	626,576
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.840(c)	05/25/33		1,819	1,835,766
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.685(c)	03/29/27		1,829	1,842,187

Total Residential Mortgage-Backed Securities (cost $4,276,080)					4,304,529
Sovereign Bonds 1.8%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	8.250	05/09/28		300	278,719
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	104	99,312
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	201	207,086
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	600	607,420
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		550	525,250

Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	6.000	06/12/34		200	197,876

Total Sovereign Bonds (cost $1,882,848)					1,915,663
U.S. Treasury Obligation(k) 0.8%
U.S. Treasury Notes (cost $920,114)	3.625	08/31/29		915	903,563

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.2%
Gas Utilities
Ferrellgas Partners LP (Class B Stock) (cost $215,061)	1,029	$171,082
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $25,250)	25	25,000

Total Long-Term Investments (cost $135,605,891)		136,403,759

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,774,831)(wb)	2,774,831	2,774,831

TOTAL INVESTMENTS 130.3% (cost $138,380,722)		139,178,590
Liabilities in excess of other assets(z) (30.3)%		(32,341,108)

Net Assets 100.0%		$106,837,482

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
IG	Investment Grade
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,149,909 and 9.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at March 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $339,426)^	345	$339,426	$—	$—
Unfunded loan commitments outstanding at March 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $26,734)^	27	$26,730	$—	$(4)
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, —%(p), Maturity Date 10/10/31 (cost $23,164)	23	23,240	76	—
		$49,970	$76	$(4)

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
38	2 Year U.S. Treasury Notes	Jun. 2025	$7,872,531	$43,780
82	5 Year U.S. Treasury Notes	Jun. 2025	8,868,813	118,663
40	Bloomberg IG Credit	Jun. 2025	4,074,600	(9,963)
				$152,480
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	BOA	GBP	7,151	$9,263,906	$9,237,045	$—	$(26,861)
Expiring 05/02/25	JPM	GBP	365	471,657	471,821	164	—
Euro,
Expiring 04/02/25	BNP	EUR	449	484,194	485,108	914	—
Expiring 04/02/25	BNP	EUR	218	237,314	235,694	—	(1,620)
Expiring 04/02/25	BOA	EUR	16,469	17,775,038	17,809,834	34,796	—
Expiring 05/02/25	MSI	EUR	434	469,900	469,844	—	(56)
				$28,702,009	$28,709,346	35,874	(28,537)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	BNP	GBP	89	$112,540	$114,810	$—	$(2,270)
Expiring 04/02/25	JPM	GBP	7,062	8,917,108	9,122,235	—	(205,127)
Expiring 05/02/25	BOA	GBP	7,151	9,263,191	9,236,469	26,722	—
Euro,
Expiring 04/02/25	BOA	EUR	16,737	17,609,064	18,099,812	—	(490,748)
Expiring 04/02/25	BOA	EUR	90	94,191	96,808	—	(2,617)
Expiring 04/02/25	GSI	EUR	215	226,190	232,755	—	(6,565)
Expiring 04/02/25	MSI	EUR	94	98,603	101,261	—	(2,658)
Expiring 05/02/25	BOA	EUR	16,469	17,803,661	17,838,821	—	(35,160)
Expiring 05/02/25	JPM	EUR	969	1,050,896	1,049,574	1,322	—
				$55,175,444	$55,892,545	28,044	(745,145)
						$63,918	$(773,682)

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA††	08/02/27	1.650%(M)	2,000	*	$2,686	$(138)	$2,824	GSI
††	The value of the contract, GS_24-PCA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Islamic Republic of Pakistan	09/20/25	1.000%(Q)	1,400	5.763%	$(30,505)	$(46,094)	$15,589	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	70	0.066%	169	147	22	BARC
Petroleos Mexicanos	06/20/25	1.000%(Q)	250	2.636%	(824)	(299)	(525)	MSI
Petroleos Mexicanos	12/20/25	1.000%(Q)	156	2.776%	(1,913)	(1,803)	(110)	MSI
Petroleos Mexicanos	12/24/25	3.750%(Q)	300	2.789%	2,324	—	2,324	GSI
Petroleos Mexicanos^	03/23/26	4.100%(Q)	450	*	4,947	—	4,947	GSI
Petroleos Mexicanos^	05/07/26	4.750%(Q)	660	*	12,876	—	12,876	GSI
Republic of Argentina	09/20/25	5.000%(Q)	140	8.451%	(2,002)	(1,874)	(128)	BARC
Republic of Argentina	09/20/25	5.000%(Q)	121	8.451%	(1,730)	(1,320)	(410)	BARC
Republic of Italy	06/20/25	1.000%(Q)	125	0.085%	296	263	33	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	500	2.570%	(16,197)	(17,030)	833	MSI
SoftBank Group Corp.	06/22/26	1.000%(Q)	95	1.326%	(338)	(571)	233	GSI
					$(32,897)	$(68,581)	$35,684

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	6,150	3.771%	$362,105	$327,349	$(34,756)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Reverse repurchase agreements outstanding at March 31, 2025:
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at March 31, 2025
BNP Paribas S.A.	4.550%	02/26/25	$222,000	Open	$222,000
BNP Paribas S.A.	4.670%	02/26/25	484,969	Open	484,969
BNP Paribas S.A.	4.670%	02/26/25	467,500	Open	467,500
BNP Paribas S.A.	4.670%	03/27/25	322,875	Open	322,875
BNP Paribas S.A.	4.680%	05/14/24	766,125	Open	766,125
BNP Paribas S.A.	4.680%	05/14/24	711,750	Open	711,750
BNP Paribas S.A.	4.690%	01/07/25	1,385,625	Open	1,385,625
BNP Paribas S.A.	4.700%	10/15/24	539,844	Open	539,844
BNP Paribas S.A.	4.700%	10/15/24	220,313	Open	220,313
BNP Paribas S.A.	4.700%	10/15/24	256,750	Open	256,750
BNP Paribas S.A.	4.700%	10/15/24	488,125	Open	488,125
BNP Paribas S.A.	4.700%	02/26/25	446,875	Open	446,875
BNP Paribas S.A.	4.700%	02/26/25	753,187	Open	753,187
BNP Paribas S.A.	4.700%	02/26/25	378,500	Open	378,500
BNP Paribas S.A.	4.700%	02/26/25	418,750	Open	418,750
BNP Paribas S.A.	4.720%	11/13/24	1,150,875	Open	1,150,875
BNP Paribas S.A.	4.720%	11/13/24	526,312	Open	526,312
BNP Paribas S.A.	4.720%	03/07/25	168,750	Open	168,750
BNP Paribas S.A.	4.720%	03/07/25	252,375	Open	252,375
BNP Paribas S.A.	4.720%	03/07/25	679,000	Open	679,000
BNP Paribas S.A.	4.720%	03/07/25	265,500	Open	265,500
BNP Paribas S.A.	4.750%	02/23/24	907,031	Open	907,031
BNP Paribas S.A.	4.750%	02/23/24	1,148,437	Open	1,148,437
BNP Paribas S.A.	4.750%	03/04/24	608,344	Open	608,344
BNP Paribas S.A.	4.750%	03/07/25	112,750	Open	112,750
BNP Paribas S.A.	4.770%	08/28/24	475,063	Open	475,063
BNP Paribas S.A.	4.770%	08/28/24	436,250	Open	436,250
BNP Paribas S.A.	4.790%	02/12/24	743,750	Open	743,750
BNP Paribas S.A.	4.790%	02/12/24	1,012,781	Open	1,012,781
BNP Paribas S.A.	4.790%	03/19/24	1,685,250	Open	1,685,250
BNP Paribas S.A.	4.790%	03/19/24	2,072,875	Open	2,072,875
BNP Paribas S.A.	4.790%	03/21/24	2,085,000	Open	2,085,000
BNP Paribas S.A.	4.790%	04/04/24	1,314,250	Open	1,314,250
BNP Paribas S.A.	4.790%	04/04/24	637,812	Open	637,812
BNP Paribas S.A.	4.790%	06/28/24	383,400	Open	383,400
BNP Paribas S.A.	4.790%	07/17/24	415,363	Open	415,363
BNP Paribas S.A.	4.790%	07/17/24	235,500	Open	235,500
BNP Paribas S.A.	4.790%	07/17/24	470,063	Open	470,063
BNP Paribas S.A.	4.790%	07/17/24	607,725	Open	607,725

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Reverse repurchase agreements outstanding at March 31, 2025 (continued):
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at March 31, 2025
BNP Paribas S.A.	4.790%	08/06/24	$181,750	Open	$181,750
BNP Paribas S.A.	4.790%	08/06/24	315,875	Open	315,875
BNP Paribas S.A.	4.820%	04/11/24	915,750	Open	915,750
BNP Paribas S.A.	4.820%	04/11/24	363,906	Open	363,906
BNP Paribas S.A.	4.820%	04/11/24	836,250	Open	836,250
			$28,871,175		$28,871,175
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$—	$—	$28,871,175	$28,871,175
Total Borrowings	$ —	$—	$ —	$ 28,871,175	$28,871,175
During the reporting period ended March 31, 2025, the Fund held reverse repurchase agreements with an average value of $26,968,603 and a daily weighted average interest rate of 4.761%. In addition, corporate bonds with a market value of $31,755,388 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).